Main Subsidiaries - Summary of Main Subsidiaries Interests (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CEMEX Espana, S.A. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX España, S.A
Country of incorporation of subsidiary	Spain
Proportion of ownership interest in subsidiary	99.90%	99.90%
CEMEX, Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX, Inc.
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
CEMEX Latam Holdings, S.A. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX Latam Holdings, S.A.
Country of incorporation of subsidiary	Spain
Proportion of ownership interest in subsidiary	92.40%	73.20%
CEMEX (Costa Rica), S.A. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX (Costa Rica), S.A.
Country of incorporation of subsidiary	Costa Rica
Proportion of ownership interest in subsidiary	99.20%	99.20%
CEMEX Nicaragua, S.A. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX Nicaragua, S.A.
Country of incorporation of subsidiary	Nicaragua
Proportion of ownership interest in subsidiary	100.00%	100.00%
Assiut Cement Company [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Assiut Cement Company
Country of incorporation of subsidiary	Egypt
Proportion of ownership interest in subsidiary	95.80%	95.80%
CEMEX Colombia S.A [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX Colombia, S.A.
Country of incorporation of subsidiary	Colombia
Proportion of ownership interest in subsidiary	99.70%	99.70%
Cemento Bayano, S.A. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemento Bayano, S.A.
Country of incorporation of subsidiary	Panama
Proportion of ownership interest in subsidiary	100.00%	100.00%
CEMEX Dominicana, S.A. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX Dominicana, S.A.
Country of incorporation of subsidiary	Dominican Republic
Proportion of ownership interest in subsidiary	100.00%	100.00%
Trinidad Cement Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Trinidad Cement Limited
Country of incorporation of subsidiary	Trinidad and Tobago
Proportion of ownership interest in subsidiary	69.80%	69.80%
Caribbean Cement Company Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Caribbean Cement Company Limited
Country of incorporation of subsidiary	Jamaica
Proportion of ownership interest in subsidiary	79.00%	79.00%
CEMEX de Puerto Rico Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX de Puerto Rico Inc.
Country of incorporation of subsidiary	Puerto Rico
Proportion of ownership interest in subsidiary	100.00%	100.00%
CEMEX France Gestion (S.A.S.) [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX France Gestion (S.A.S.)
Country of incorporation of subsidiary	France
Proportion of ownership interest in subsidiary	100.00%	100.00%
CEMEX Holdings Philippines, Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX Holdings Philippines, Inc.
Country of incorporation of subsidiary	Philippines
Proportion of ownership interest in subsidiary	77.80%	66.80%
Solid Cement Corporation [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Solid Cement Corporation
Country of incorporation of subsidiary	Philippines
Proportion of ownership interest in subsidiary	100.00%	100.00%
APO Cement Corporation [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	APO Cement Corporation
Country of incorporation of subsidiary	Philippines
Proportion of ownership interest in subsidiary	100.00%	100.00%
CEMEX U.K. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX U.K.
Country of incorporation of subsidiary	United Kingdom
Proportion of ownership interest in subsidiary	100.00%	100.00%
CEMEX Deutschland, AG. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX Deutschland, AG.
Country of incorporation of subsidiary	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%
CEMEX Czech Republic, s.r.o. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX Czech Republic, s.r.o.
Country of incorporation of subsidiary	Czech Republic
Proportion of ownership interest in subsidiary	100.00%	100.00%
CEMEX Polska sp. Z.o.o.[member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX Polska sp. Z.o.o.
Country of incorporation of subsidiary	Poland
Proportion of ownership interest in subsidiary	100.00%	100.00%
CEMEX Holdings (Israel) Ltd. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX Holdings (Israel) Ltd.
Country of incorporation of subsidiary	Israel
Proportion of ownership interest in subsidiary	100.00%	100.00%
CEMEX Topmix LLC, CEMEX Supermix LLC and CEMEX Falcon LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX Topmix LLC, CEMEX Supermix LLC and CEMEX Falcon LLC
Country of incorporation of subsidiary	United Arab Emirates
Proportion of ownership interest in subsidiary	100.00%	100.00%
Neoris N.V. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Neoris N.V
Country of incorporation of subsidiary	The Netherlands
Proportion of ownership interest in subsidiary	99.80%	99.80%
CEMEX International Trading, LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMEX International Trading LLC
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
Transenegy, Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Transenergy, Inc.
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%